9. SHARE CAPITAL	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
SHARE CAPITAL

Pursuant to its articles of incorporation, the Company has an unlimited number of common stock shares available for issuance with no par value. As of December 31, 2016, the Company had 14,215,016 shares of common stock outstanding.

During the year ended December 31, 2016, the Company closed a series of private placements for a total of 623,167 units at $0.30 to $0.50 per unit for total offering proceeds of $138,000 and the payment of a subscription payable for cash received in 2015 of $21,514. Each unit consisted of one share of common stock for the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.20 to $0.50 for a period of five years from the date of placement. Warrants vest on the one year anniversary date.

On October 17, 2016, the Company closed a private placement with the President of the Company, totaling 45,000 units for total proceeds of $9,000. Each unit consisted of one share of common stock for the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.30 for a period of five years from the date of placement. Warrants vest on the one year anniversary date.

During the year ended December 31, 2016, the Company closed two private placements totaling 380,000 shares of common stock at $0.20 per common stock share for total proceeds of $76,000. A related party, a Company with common directors, participated in the transactions.

Refer to Note 6 Oil and Gas Properties for common stock shares issued for the acquisition of oil properties.

For the year ended December 31, 2015, 65,250 common share warrants were exercised at exercise prices of $0.90 to $1.50 for total proceeds of $69,600. Upon exercise, the fair value of these liability instruments of $110,049 was re-classified from liability to additional paid in capital.

During the year ended December 31, 2015 the Company closed a series of private placements totaling 23,1100 units at $0.90 to $1.00 per unit for total offering proceeds of $219,990. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $1.50 for a period of five years from the date of placement.

During the year ended December 31, 2014 the Company closed a series of private placements totaling 300,218 units at $0.90 to $1.20 per unit for total offering proceeds of $301,600. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $1.40 to $1.80 for a period of five years from the date of placement.

The Company classified the entire proceeds of $301,600 from these private placements as a derivative liability related to the warrants.

For the year ended December 31, 2014, 65,250 common share warrants were exercised at exercise prices of $0.90 to $1.50 for total proceeds of $69,600. Upon exercise, the fair value of these liability instruments of $110,049 was re-classified from liability to additional paid in capital. See Note 5.

The following table summarizes the assumptions used in the Black-Scholes models to estimate the grant date fair value of the warrants:

The following table summarizes warrant activity during the years ended December 31, 2016 and 2015.

	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2014	3,634,697	$2.00	3,334,479	$2.10
Issued	231,100	$1.20	–	–
Canceled / exercised	–	–	–	–
Expired	–	–	–	–
Outstanding December 31, 2015	3,865,797	$2.00	3,509,697	$2.00
Issued	668,166	$0.40	–	–
Canceled / exercised	–	–	–	–
Expired	–	–	–	–
Outstanding December 31, 2016	4,533,963	$1.70	3,865,797	$2.00

The following tables summarizes outstanding warrants as of December 31, 2016:

	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.03 - $0.010	1,320,933	$0.70	3.9
$0.11 - $0.15	1,338,209	$1.30	1.7
$0.15 - $0.20	1,199,392	$1.90	2.2
$0.21 - $0.30	56,291	$2.80	2.3
$0.31 - $0.50	62,737	$4.50	1.8
$2.50 - $2.55	50,000	$21.90	0.5
	4,533,963

The Company classified proceeds on December 31, 2016, 2015 and 2014 of $169,700, $191,490 and $301,600, respectively, from the private placements of common stock plus warrants as a derivative liability.